Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Changes in the Group’s property, plant and equipment in 2018 and 2017 were as follows:

	Farmlands (*)	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2017
Cost	122,117	20,907	305,748	633,536	341,666	15,067	21,641	1,460,682
Accumulated depreciation	—	(11,267)	(115,693)	(382,226)	(125,497)	(11,132)	—	(645,815)
Net book amount	122,117	9,640	190,055	251,310	216,169	3,935	21,641	814,867
At December 31, 2017
Opening net book amount	122,117	9,640	190,055	251,310	216,169	3,935	21,641	814,867
Exchange differences	(11,374)	(1,219)	(4,473)	(5,853)	(4,089)	(390)	(2,901)	(30,299)
Additions	—	—	15,495	62,101	84,278	2,351	37,856	202,081
Transfers	—	2,711	12,963	11,183	—	11	(26,868)	—
Disposals	—	—	(162)	(3,913)	—	(40)	—	(4,115)
Reclassification to non-income tax credits (**)	—	—	(205)	(788)	—	—	(93)	(1,086)
Depreciation	—	(2,125)	(20,829)	(67,960)	(57,448)	(1,709)	—	(150,071)
Closing net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377

	Farmlands (*)	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2017
Cost	110,743	22,399	329,366	696,266	421,855	16,999	29,635	1,627,263
Accumulated depreciation	—	(13,392)	(136,522)	(450,186)	(182,945)	(12,841)	—	(795,886)
Net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377
Year ended December 31, 2018
Opening net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377
Adjustment of opening net book amount for the application of IAS 29	211,328	11,520	22,563	5,181	—	1,140	856	252,588
Exchange differences	(78,858)	(3,310)	(34,195)	(49,222)	(36,504)	1,410	(6,408)	(207,087)
Additions	—	97	13,773	50,759	96,365	2,098	61,829	224,921
Revaluation surplus (Note 33)	545,129	—	—	—	—	—	—	545,129
Reclassification from investment property	3,313	—	—	—	—	—	—	3,313
Transfers	—	2,012	14,264	18,577	—	49	(34,902)	—
Disposals	—	—	(149)	(2,144)	—	(85)	(67)	(2,445)
Disposals of subsidiaries	(11,471)	—	(593)	(17)	(1,667)	—	—	(13,748)
Reclassification to non-income tax credits (**)	—	—	(114)	(422)	—	—	(39)	(575)
Depreciation	—	(3,002)	(19,771)	(63,644)	(64,148)	(2,469)	—	(153,034)
Closing net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439
At December 31, 2018
Cost of fair value	780,184	32,718	344,915	718,978	480,049	21,611	50,904	2,429,359
Accumulated depreciation	—	(16,394)	(156,293)	(513,830)	(247,093)	(15,310)	—	(948,920)
Net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439

(*) Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
(**) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2018 and 2017, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.
Depreciation is calculated using the straight-line method to allocated their cost over the estimated usefull lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years - based on productivity